ACCOUNTS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Accounts And Notes Payable
ACCOUNTS AND NOTES PAYABLE

14. ACCOUNTS AND NOTES PAYABLE

Accounts and notes payable consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Accounts payable	14,382	14,824
Notes payable	-	-
Total	14,382	14,824